Item 1. Schedule of Investments:

Putnam New Jersey Tax Exempt Income Fund

The fund's portfolio
8/31/05 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC	AMBAC Indemnity Corporation
CLI Insd.	Connie Lee Insurance Insured
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
G.O. Bonds	General Obligation Bonds
MBIA	MBIA Insurance Company
U.S. Govt. Coll.	U.S. Government Collateralized
VRDN	Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.0%)(a)

		Rating (RAT)	Principal amount	Value

New Jersey (86.9%)

Atlantic Cnty., COP (Pub. Fac. Lease Agreement), FGIC
7.4s, 3/1/10		Aaa	$2,000,000	$2,346,600
7.4s, 3/1/09		Aaa	1,000,000	1,139,630
Bayonne, G.O. Bonds (School Bldg.), FSA, 5s, 7/15/25		Aaa	2,009,000	2,179,765
Camden Cnty., Impt. Auth. Rev. Bonds (Dockside Refrigerated), 8.4s, 4/1/24 (In default) (NON)		D/P	4,250,000	4,048,125
Camden Cnty., Muni. Util. Auth. Swr. Rev. Bonds, FGIC, 6s, 7/15/08		Aaa	5,000,000	5,224,750
Casino Reinvestment Dev. Auth. Rev. Bonds, Ser. A, MBIA, 5 1/4s, 6/1/21		Aaa	5,405,000	5,926,799
Freehold, Regl. High School Dist. G.O. Bonds, FGIC, 5s, 3/1/19		Aaa	1,500,000	1,700,445
Hillsborough Twp., School Dist. G.O. Bonds, FSA, 5 3/8s, 10/1/21		Aaa	1,720,000	2,020,759
Jersey City, Swr. Auth. Rev. Bonds, AMBAC, 6 1/4s, 1/1/14		Aaa	1,700,000	1,998,418
Lafayette Yard, Cmnty. Dev. Rev. Bonds (Hotel/Conference Ctr.), MBIA, 6 1/8s, 4/1/16		Aaa	890,000	1,009,963
Marlboro, Board of Ed. G.O. Bonds, 5s, 7/15/07		AA	1,000,000	1,036,770
Middle Twp., School Dist. Rev. Bonds, FGIC, 7s, 7/15/06		Aaa	1,200,000	1,241,772
Middlesex Cnty., Impt. Auth. Lease Rev. Bonds
(Perth Amboy Muni. Complex), FGIC, 5s, 3/15/31		Aaa	2,750,000	2,917,970
(North Brunswick Twp.), Ser. A, FGIC, 5s, 10/1/20		AAA	1,000,000	1,071,200
Middlesex Cnty., Util. Auth. Swr. Rev. Bonds, Ser. A, MBIA, 6 1/4s, 8/15/10		Aaa	3,000,000	3,225,960
Millburn Twp., Board of Ed. G.O. Bonds, 5.35s, 7/15/17		Aa1	1,150,000	1,339,175
Monroe Twp. Muni. Util. Auth. Rev. Bonds, FGIC, 5 1/8s, 2/1/17		Aaa	1,000,000	1,075,250
New Brunswick Pkg. Auth. Rev. Bonds, Ser. A, MBIA, 5s, 9/1/24		Aaa	1,225,000	1,312,122
Newark, Hsg. Auth. Rev. Bonds (Port Auth. Newark Marine Term.), MBIA, 5 1/4s, 1/1/22		AAA	2,260,000	2,496,825
NJ Econ. Dev. Auth. Rev. Bonds
(Cranes Mill), Ser. A, 7 1/2s, 2/1/27		Aaa	1,000,000	1,082,830
(Cedar Crest Vlg., Inc.), Ser. A, 7 1/4s, 11/15/31		BB-/P	1,000,000	1,088,490
(Newark Arpt. Marriot Hotel), 7s, 10/1/14		Ba3	1,500,000	1,551,420
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s, 11/1/31		BB/P	1,500,000	1,568,505
(Burlington Coat Factory), 6 1/8s, 9/1/10		Aa3	1,550,000	1,597,539
(Franciscan Oaks), 5 3/4s, 10/1/23		BB/P	1,750,000	1,765,838
(Cigarette Tax), 5 1/2s, 6/15/24		Baa2	1,200,000	1,276,524
(NJ Performing Arts Ctr.), Ser. C, AMBAC, 5 1/2s, 6/15/13		Aaa	1,500,000	1,550,895
(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27		Aaa	3,000,000	3,214,020
(School Fac. Construction), Ser. G, AMBAC, 5s, 9/1/26		AAA	5,000,000	5,544,300
(School Fac. Construction), Ser. L, FSA, 5s, 3/1/24		Aaa	400,000	430,660
(School Fac. Construction), Ser. L, FSA, 5s, 3/1/23		Aaa	2,545,000	2,746,335
NJ Econ. Dev. Auth. Solid Waste Rev. Bonds (Disp. Waste Mgt.), 5.3s, 6/1/15		BBB	1,500,000	1,602,540
NJ Econ. Dev. Auth. Wtr. Fac. VRDN (United Wtr. NJ Inc.), 2.4s, 11/1/25		VMIG1	4,475,000	4,475,000
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Christ Hosp. Group), CLI Insd., 7s, 7/1/06		AAA	1,710,000	1,768,106
(St. Peters U. Hosp.), Ser. A, 6 7/8s, 7/1/30		Baa1	1,000,000	1,114,150
(Gen. Hosp. Ctr.-Passaic Inc.), FSA, 6 3/4s, 7/1/19		Aaa	5,000,000	6,367,250
(Atlantic City Med. Ctr.), 6 1/4s, 7/1/17		A2	1,000,000	1,140,110
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29		BB+	1,750,000	1,772,575
(Atlantic City Med. Ctr.), 5 3/4s, 7/1/25		A2	1,250,000	1,346,113
(Cmnty. Med. Ctr.), FSA, 5 1/2s, 7/1/07		Aaa	1,000,000	1,041,910
(Englewood Hosp.), MBIA, 5 1/4s, 8/1/16		Aaa	1,655,000	1,822,652
(Englewood Hosp.), MBIA, 5 1/4s, 2/1/16		Aaa	1,615,000	1,773,432
(Hlth. Care Fac. Good Shepherd), 5.1s, 7/1/21		AA	1,000,000	1,050,720
(Englewood Hosp.), MBIA, 5s, 8/1/31		Aaa	1,250,000	1,316,988
(South Jersey Hosp.), 5s, 7/1/06		Baa1	2,660,000	2,686,228
NJ State G.O. Bonds, FGIC, 6s, 2/15/11		Aaa	4,065,000	4,620,523
NJ State Bldg. Auth. Rev. Bonds, Ser. A
5 1/8s, 6/15/19		AA-	2,055,000	2,230,682
5 1/8s, 6/15/18		AA-	1,455,000	1,579,388
NJ State Edl. Fac. Auth. Rev. Bonds
(Georgian Court College), Ser. C, 6 1/2s, 7/1/33		Baa1	1,250,000	1,421,988
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20		BBB-	1,000,000	1,099,720
(Fairleigh Dickinson), Ser. C, 5 1/2s, 7/1/23		BBB-	1,000,000	1,065,320
(NJ Inst. of Tech.), Ser. G, MBIA, 4 3/4s, 7/1/31		Aaa	1,750,000	1,800,960
(Ramapo College of NJ), Ser. E, FGIC, 5s, 7/1/28		Aaa	3,590,000	3,859,932
(Rowan U.), Ser. B, FGIC, 5s, 7/1/31		Aaa	1,600,000	1,689,696
(William Patterson U.), Ser. A, FGIC, 5s, 7/1/22		Aaa	1,110,000	1,202,907
(Inst. of Tech.), Ser. B, AMBAC, 5s, 7/1/21		Aaa	1,000,000	1,074,520
(Rowan U.), Ser. C, MBIA, 5s, 7/1/21		Aaa	1,565,000	1,691,123
(Higher Ed. Cap. Impt. Fund), Ser. A, FSA, 5s, 9/1/17		Aaa	4,315,000	4,737,050
NJ State Edl. Fac. Auth. VRDN (Princeton U.), Ser. B, 2.1s, 7/1/21		VMIG1	7,955,000	7,955,000
NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds, Ser. E1, FSA, 5.7s, 5/1/20		Aaa	455,000	482,455
NJ State Hwy. Auth. Rev. Bonds (Garden State Pkwy.), U.S. Govt. Coll.
6.2s, 1/1/10		AAA	1,500,000	1,643,685

5 5/8s, 1/1/30	AAA	3,000,000	3,325,020
NJ State Tpk. Auth. Rev. Bonds
Ser. C, MBIA, 6 1/2s, 1/1/16	Aaa	6,800,000	8,177,539
Ser. A, FSA, 5s, 1/1/20	AAA	6,000,000	6,457,560
NJ Waste Wtr. Treatment Rev. Bonds (Waste Wtr. Treatment Trust)
Ser. B, 7s, 5/15/09	Aa2	2,955,000	3,343,967
Ser. A, FGIC, zero %, 9/1/07	Aaa	7,000,000	6,570,970
North Hudson, Swr. Auth. Rev. Bonds, FGIC, 5 1/2s, 8/1/06	AAA	1,400,000	1,433,040
North Jersey Dist. Wtr. Supply Cmnty. Rev. Bonds (Wanaque South), Ser. A, MBIA, 5s, 7/1/13	Aaa	2,000,000	2,213,660
Northern Burlington Cnty. Regl. School Dist. G.O. Bonds, MBIA, 5 1/4s, 4/1/17	Aaa	1,130,000	1,298,201
Rutgers State U. COP, AMBAC, 5s, 1/1/24	Aaa	1,800,000	1,936,782
Rutgers State U. Rev. Bonds
Ser. A, 6.4s, 5/1/13	AA	4,500,000	5,156,145
Ser. E, FGIC, 5s, 5/1/25	Aaa	1,330,000	1,435,496
Salem Cnty. Poll. Control Fin. Auth. Rev. Bonds, Ser. A, 5 3/4s, 4/1/31	Baa1	1,250,000	1,348,775
South Jersey Port. Corp. Rev. Bonds, 5.2s, 1/1/23	A	1,250,000	1,329,613
Stony Brook, Regl. Swr. Rev. Bonds, Ser. B, 5.45s, 12/1/12	Aa2	1,000,000	1,095,740
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/8s, 6/1/32	BBB	1,500,000	1,716,675
6s, 6/1/37	BBB	4,500,000	4,828,680
4 3/8s, 6/1/19	BBB	1,165,000	1,177,384
Trenton, Pkg. Auth. Rev. Bonds, FGIC, 5 1/2s, 4/1/30	Aaa	2,500,000	2,749,275
U. of Medicine & Dentistry Rev. Bonds, Ser. E, MBIA, 6 1/2s, 12/1/12	Aaa	6,000,000	6,933,300

			196,690,199

New York (3.6%)

Port Auth. NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	1,800,000	1,900,422
Ser. 93rd, 6 1/8s, 6/1/94	AA-	5,000,000	6,150,750

			8,051,172

Pennsylvania (4.2%)

Delaware River Joint Toll Bridge Comm. Rev. Bonds
5 1/4s, 7/1/14	A2	540,000	593,276
5 1/4s, 7/1/14 (Prerefunded)	A2	710,000	795,349
Delaware River Port Auth. Rev. Bonds (Port Dist.), Ser. B, FSA, 5 5/8s, 1/1/26	Aaa	7,500,000	8,208,900

			9,597,525

Puerto Rico (4.3%)

PR Elec. Pwr. Auth. Rev. Bonds, Ser. Y, MBIA, 7s, 7/1/07	Aaa	4,000,000	4,292,800
PR Hsg. Fin. Corp. Rev. Bonds, Ser. B, 4.45s, 6/1/27	Aaa	1,315,000	1,328,268
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,090,600
U. of PR Rev. Bonds, Ser. O, MBIA, 5 3/8s, 6/1/30	Aaa	3,000,000	3,050,340

			9,762,008

TOTAL INVESTMENTS
Total investments (cost $209,517,071) (b)			$224,100,904

NOTES

(a) Percentages indicated are based on net assets of $226,359,604.

(RAT) The Moody's, Standard & Poor's, or Fitch ratings indicated are believed to be the most recent ratings available at August 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance.

While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $209,517,071, resulting in gross unrealized appreciation and depreciation of $14,863,803 and $279,970, respectively, or net unrealized appreciation of $14,583,833.

(NON) Non-income-producing security.

The rates shown on VRDN's are the current interest rates at August 31, 2005.

The fund had the following industry group concentrations greater than 10% at August 31, 2005 (as a percentage of net assets):

Education	19.5%
Transportation	16.2
Healthcare	12.7
Water and sewer	12.6

The fund had the following insurance concentrations greater than 10% at August 31, 2005 (as a percentage of net assets):

MBIA	22.8%
FGIC	17.8
FSA	15.3

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):	/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: October 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 31, 2005

By (Signature and Title):	/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 31, 2005